Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reportable segment information

(millions of dollars)	2014
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$6,852	$1,421	$2,081	$771	$5		$11,130
Intersegment transfers		2,745	8	40	(2,793)
Total net sales and intersegment transfers	$6,852	$4,166	$2,089	$811	$(2,788)		$11,130
Segment profit	$1,201	$253	$201	$40			$1,695
Interest expense					$(64)		(64)
Administrative expenses and other					(373)		(373)
Income before income taxes	$1,201	$253	$201	$40	$(437)		$1,258
Reportable segment margins	17.5%	6.1%	9.6%	4.9%
Identifiable assets	$1,602	$1,883	$874	$427	$920		$5,706
Capital expenditures	87	45	16	8	45		201
Depreciation	58	48	28	9	26		169

	2013
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$6,002	$1,342	$2,005	$832	$5		$10,186
Intersegment transfers		2,409	9	39	(2,457)
Total net sales and intersegment transfers	$6,002	$3,751	$2,014	$871	$(2,452)		$10,186
Segment profit	$991	$242	$170	$39			$1,442
Interest expense					$(63)		(63)
Administrative expenses and other					(293)		(293)
Income before income taxes	$991	$242	$170	$39	$(356)		$1,086
Reportable segment margins	16.5%	6.5%	8.4%	4.5%
Identifiable assets	$1,668	$1,762	$964	$485	$1,504		$6,383
Capital expenditures	73	40	15	7	32		167
Depreciation	55	45	29	10	20		159

	2012
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$5,410	$1,322	$1,961	$836	$5		$9,534
Intersegment transfers		2,320	7	47	(2,374)
Total net sales and intersegment transfers	$5,410	$3,642	$1,968	$883	$(2,369)		$9,534
Segment profit	$862	$217	$147	$81			$1,307
Interest expense					$(43)		(43)
Administrative expenses and other					(357)	(1)	(357)
Income before income taxes	$862	$217	$147	$81	$(400)		$907
Reportable segment margins	15.9%	6.0%	7.5%	9.2%
Identifiable assets	$1,374	$1,701	$987	$485	$1,688		$6,235
Capital expenditures	67	47	14	9	20		157
Depreciation	49	43	30	10	20		152

(1)	Includes $80 pre-tax charge related to DOL Settlement. See Note 9.